UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3361

Fidelity Massachusetts Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Massachusetts Municipal Income Fund

October 31, 2018

MFL-QTLY-1218
1.809072.115

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 91.4%
	Principal Amount	Value
Guam - 0.1%
Guam Int'l. Arpt. Auth. Rev. Series C, 5% 10/1/21 (a)	1,365,000	1,401,091
Massachusetts - 91.3%
Berkshire Wind Pwr. Coop. Corp.:
(Wind Proj.) Series 1, 5.25% 7/1/30 (Pre-Refunded to 1/1/20 @ 100)	$5,000,000	$5,184,100
Series 2017 2:
5% 7/1/22	350,000	381,339
5% 7/1/25	505,000	574,397
5% 7/1/26	925,000	1,058,274
5% 7/1/27	700,000	804,363
5% 7/1/30	480,000	539,496
Series 2017, 5% 7/1/21	700,000	747,985
Boston Wtr. & Swr. Commission Rev.:
Series 2012 A, 4% 11/1/25	2,950,000	3,120,805
Series 2016 B:
5% 11/1/34	1,000,000	1,104,380
5% 11/1/35	1,500,000	1,655,100
5% 11/1/36	1,700,000	1,872,448
Sr. Series A, 5.25% 11/1/19	2,950,000	2,983,158
Braintree Gen. Oblig.:
5% 5/15/26	2,300,000	2,682,398
5% 5/15/27	2,000,000	2,353,580
5% 5/15/28	600,000	711,450
Cambridge Gen. Oblig. Series 12:
5% 1/1/23	865,000	938,603
5% 1/1/24	340,000	368,499
Framingham Gen. Oblig. Series 2012 A:
4% 12/1/20	1,260,000	1,306,116
4% 12/1/24	1,360,000	1,438,105
Lynn Wtr. & Swr. Commission Gen. Rev. Series 2003 A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	440,000	441,118
Marshfield Gen. Oblig.:
5% 11/1/20	1,780,000	1,881,531
5% 11/1/21	1,730,000	1,871,324
Massachusetts Bay Trans. Auth.:
Series 1991 A, 7% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,130,000	1,197,156
7% 3/1/21	565,000	598,646
Massachusetts Bay Trans. Auth. Assessment Rev. Series 2012 A, 5% 7/1/22	6,110,000	6,706,642
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C, 5.25% 7/1/23	3,950,000	4,453,072
Series 2005 B, 5.5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,923,120
Series 2006 A:
5.25% 7/1/29	3,005,000	3,630,250
5.25% 7/1/32	6,745,000	8,223,571
Series 2010 B:
5% 7/1/26	1,000,000	1,045,810
5% 7/1/28	1,000,000	1,045,470
5% 7/1/30	1,000,000	1,044,800
Series 2015 A:
5% 7/1/40	14,570,000	16,012,721
5% 7/1/45	14,125,000	15,488,345
Massachusetts Clean Energy Coop. Corp. Series 2013:
5% 7/1/25	2,795,000	3,094,233
5% 7/1/30	3,725,000	4,089,380
Massachusetts Clean Wtr. Trust:
(Pool Prog.):
Series 2004 A, 5.25% 2/1/24	1,170,000	1,336,538
Series 6, 5.25% 8/1/19	30,000	30,079
Series 8, 5% 8/1/20	105,000	105,285
Series 14, 5% 8/1/38	8,390,000	8,552,766
Series 18:
5% 2/1/28	3,500,000	3,923,990
5% 2/1/29	6,355,000	7,101,649
Series 2002 A, 5.25% 8/1/20	245,000	245,703
Series 2012 B:
5% 8/1/27	295,000	323,208
5% 8/1/27 (Pre-Refunded to 8/1/22 @ 100)	5,605,000	6,147,284
5% 8/1/28	330,000	361,429
5% 8/1/28 (Pre-Refunded to 8/1/22 @ 100)	6,240,000	6,843,720
Series 6, 5.5% 8/1/30	1,310,000	1,313,904
5% 8/1/28 (Pre-Refunded to 8/1/19 @ 100)	3,480,000	3,559,309
Massachusetts Commonwealth Trans. Fund Rev.:
(Accelerated Bridge Prog.) Series 2014 A, 5% 6/1/44	27,295,000	29,859,911
(Rail Enhancement & Accelerated Bridge Progs.) Series 2018 A, 5.25% 6/1/43	14,575,000	16,699,452
(Rail Enhancement Prog.) Series 2015 A, 5% 6/1/45	17,750,000	19,444,415
Series 2017 A, 5% 6/1/32	4,580,000	5,256,191
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B:
5% 1/1/22	10,000,000	10,323,200
5% 1/1/25	13,340,000	13,744,602
5% 1/1/26	4,210,000	4,335,753
5% 1/1/27	7,000,000	7,202,510
5% 1/1/30	5,000,000	5,153,450
5% 1/1/32	3,495,000	3,591,252
5% 1/1/35	4,230,000	4,358,296
Massachusetts Dev. Fin. Agcy. Hosp. Rev. Series 2013:
5.25% 11/15/36	3,000,000	3,244,770
5.25% 11/15/41	4,620,000	4,954,996
Massachusetts Dev. Fin. Agcy. Rev.:
(Suffolk Univ. Proj.) Series 2017:
5% 7/1/23	1,420,000	1,543,980
5% 7/1/25	1,500,000	1,661,760
(Babson College, MA Proj.) Series 2017, 5% 10/1/47	5,500,000	6,016,670
(Babson College, MA. Proj.) Series 2017:
5% 10/1/28	465,000	536,075
5% 10/1/29	735,000	837,488
5% 10/1/42	4,000,000	4,391,640
(Boston College Proj.) Series T:
5% 7/1/37	1,415,000	1,582,479
5% 7/1/38	3,685,000	4,103,616
5% 7/1/39	4,450,000	4,941,458
5% 7/1/42	2,805,000	3,101,517
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40 (Pre-Refunded to 10/1/19 @ 100)	3,100,000	3,204,439
(Broad Institute Proj.) Series 2017:
5% 4/1/33	10,145,000	11,509,097
5% 4/1/34	2,500,000	2,827,900
5% 4/1/35	2,455,000	2,766,883
5% 4/1/37	1,500,000	1,680,735
(Broad Institute Proj.) Series 2017, 5% 4/1/36	2,205,000	2,476,083
(Carleton-Willard Village Proj.) Series 2010:
4.75% 12/1/20	2,105,000	2,164,950
5.25% 12/1/25	820,000	843,518
5.625% 12/1/30	1,000,000	1,028,760
(Deerfield Academy Proj.) 5% 10/1/40	10,500,000	11,005,470
(Lesley Univ. Proj.) Series 2016:
5% 7/1/29	1,640,000	1,829,715
5% 7/1/32	1,905,000	2,100,929
5% 7/1/33	2,020,000	2,220,626
5% 7/1/36	2,000,000	2,181,780
5% 7/1/39	5,800,000	6,290,796
(Newbridge On The Charles Proj.) Series 2017:
4% 10/1/24 (b)	500,000	506,030
4% 10/1/25 (b)	500,000	503,895
4% 10/1/26 (b)	500,000	500,995
4% 10/1/27 (b)	350,000	346,626
5% 10/1/37 (b)	1,000,000	1,034,860
5% 10/1/47 (b)	1,000,000	1,023,060
5% 10/1/57 (b)	6,000,000	6,094,620
(Partners HealthCare Sys. Proj.) Series 2011 K6, 5.375% 7/1/41 (Pre-Refunded to 7/1/20 @ 100)	7,000,000	7,362,110
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S:
5% 7/1/25	1,000,000	1,142,000
5% 7/1/31	11,455,000	13,022,502
(Partners Healthcare Sys., Inc.) Series 2012, 5% 7/1/31	4,870,000	5,175,252
(Suffolk Univ. Proj.) Series 2017:
5% 7/1/21	750,000	793,230
5% 7/1/22	875,000	939,978
5% 7/1/24	1,000,000	1,098,510
5% 7/1/26	1,935,000	2,158,841
5% 7/1/27	2,085,000	2,335,096
5% 7/1/28	4,300,000	4,778,246
(Suffolk Univ., Proj.) Series 2017, 5% 7/1/32	1,000,000	1,090,140
(Tufts Med. Ctr. Proj.):
Series 2011, 6.875% 1/1/41	3,790,000	4,126,931
Series 2011, 6.25% 1/1/27	5,000,000	5,386,850
(UMASS Boston Student Hsg. Proj.) Series 2016:
5% 10/1/29	3,120,000	3,353,844
5% 10/1/30	1,100,000	1,176,263
5% 10/1/31	1,200,000	1,278,996
5% 10/1/32	1,240,000	1,317,314
5% 10/1/33	1,235,000	1,307,717
(UMass Memorial Health Care Proj.) Series K:
5% 7/1/28	1,260,000	1,399,759
5% 7/1/29	1,320,000	1,456,528
5% 7/1/30	1,390,000	1,524,469
5% 7/1/38	3,750,000	4,000,725
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	10,000,000	9,373,300
(Univ. of Massachusetts Health Cr., Inc.) Series 2011 H, 5.5% 7/1/31	370,000	392,714
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/34	1,425,000	1,542,905
5% 10/1/35	1,495,000	1,613,404
5% 10/1/46	4,250,000	4,514,988
(Wheaton College, MA. Proj.) Series 2017 H:
5% 1/1/20	1,000,000	1,031,740
5% 1/1/21	1,560,000	1,650,059
5% 1/1/22	1,120,000	1,209,958
5% 1/1/23	1,440,000	1,582,675
5% 1/1/24	1,100,000	1,225,642
5% 1/1/29	1,435,000	1,643,606
5% 1/1/31	1,580,000	1,792,194
5% 1/1/32	1,665,000	1,878,769
5% 1/1/33	1,745,000	1,961,712
5% 1/1/34	1,835,000	2,056,760
5% 1/1/35	1,000,000	1,116,680
5% 1/1/36	1,000,000	1,112,540
5% 1/1/42	2,000,000	2,197,160
5% 1/1/47	1,895,000	2,074,096
5% 1/1/53	3,425,000	3,710,029
Series 2008 B:
0% 1/1/37 (Assured Guaranty Corp. Insured)	1,745,000	808,598
0% 1/1/40 (Assured Guaranty Corp. Insured)	5,000,000	1,978,050
0% 1/1/41 (Assured Guaranty Corp. Insured)	5,000,000	1,885,050
0% 1/1/42 (Assured Guaranty Corp. Insured)	5,000,000	1,795,750
Series 2011 B, 5% 7/1/41	6,520,000	6,921,697
Series 2011 H, 5.125% 7/1/26	5,595,000	5,899,928
Series 2011:
5% 10/1/20	1,215,000	1,278,156
5.25% 10/1/41	5,485,000	5,847,284
5.5% 7/1/31 (Pre-Refunded to 7/1/21 @ 100)	7,380,000	7,996,525
6.25% 1/1/27 (Pre-Refunded to 1/1/21 @ 100)	7,485,000	8,118,605
6.875% 1/1/41 (Pre-Refunded to 1/1/21 @ 100)	5,750,000	6,310,913
Series 2012 G:
5% 10/1/23	2,245,000	2,398,468
5% 10/1/24	1,625,000	1,734,671
5% 10/1/25	1,600,000	1,706,592
5% 10/1/26	2,170,000	2,312,678
5% 10/1/27	2,235,000	2,380,007
5% 10/1/28	1,240,000	1,319,372
Series 2012 J, 5% 7/1/42	7,000,000	7,547,680
Series 2012, 5% 7/1/36 (Pre-Refunded to 7/1/21 @ 100)	6,000,000	6,424,140
Series 2013 A:
6.25% 11/15/33 (Pre-Refunded to 11/15/23 @ 100) (b)	2,245,000	2,639,873
6.5% 11/15/43 (Pre-Refunded to 11/15/23 @ 100) (b)	4,000,000	4,746,400
Series 2013 F:
4% 7/1/32	2,050,000	2,062,054
4% 7/1/43	21,685,000	20,417,512
5% 7/1/27	1,300,000	1,407,029
5% 7/1/37	3,925,000	4,148,450
Series 2013 G, 5% 7/1/44	17,110,000	17,712,614
Series 2013 P, 5% 7/1/43	12,320,000	13,468,717
Series 2013 X, 5% 10/1/48	14,920,000	16,061,529
Series 2013, 5% 7/1/21	1,085,000	1,154,733
Series 2014 A:
5% 3/1/32	1,700,000	1,849,668
5% 3/1/33	1,250,000	1,356,863
5% 3/1/39	4,000,000	4,295,320
5% 3/1/44	15,765,000	16,873,437
Series 2014 F:
5% 7/15/19	350,000	354,571
5% 7/15/20	300,000	309,318
5% 7/15/21	300,000	314,655
5% 7/15/22	400,000	423,356
5% 7/15/23	350,000	375,232
5% 7/15/24	400,000	424,896
5% 7/15/25	550,000	582,522
5% 7/15/26	500,000	527,130
5% 7/15/27	200,000	209,972
5% 7/15/28	320,000	334,973
5.625% 7/15/36	800,000	848,488
5.75% 7/15/43	4,700,000	4,970,626
Series 2014 M4, 5% 7/1/44	15,000,000	15,966,450
Series 2014 P:
5% 10/1/32	5,000,000	5,526,650
5% 10/1/46	7,080,000	7,646,612
Series 2015 D, 5% 7/1/44	10,975,000	11,460,644
Series 2015 F, 5% 8/15/45	18,290,000	19,333,079
Series 2015 H1:
5% 7/1/26	3,585,000	3,987,560
5% 7/1/29	3,750,000	4,111,950
5% 7/1/30	1,800,000	1,965,870
5% 7/1/31	1,190,000	1,295,220
5% 7/1/32	1,000,000	1,085,330
5% 7/1/33	1,000,000	1,077,330
Series 2015 O2:
5% 7/1/27	8,635,000	9,804,697
5% 7/1/29	4,495,000	5,057,280
Series 2015 Q:
5% 8/15/28	1,000,000	1,139,710
5% 8/15/29	1,000,000	1,135,730
5% 8/15/32	1,500,000	1,693,695
5% 8/15/33	1,500,000	1,688,775
5% 8/15/34	1,790,000	2,008,255
5% 8/15/38	1,690,000	1,889,454
Series 2015:
5% 1/1/25	3,525,000	3,883,457
5% 1/1/27	2,695,000	2,928,171
5% 1/1/28	1,850,000	1,999,369
5% 1/1/29	2,945,000	3,165,904
Series 2016 A, 5.25% 1/1/42	7,000,000	7,478,170
Series 2016 E:
5% 7/1/31	1,000,000	1,082,540
5% 7/1/32	2,200,000	2,370,962
5% 7/1/33	1,500,000	1,609,350
5% 7/1/34	1,500,000	1,603,200
5% 7/1/35	1,500,000	1,598,085
5% 7/1/36	1,000,000	1,062,000
5% 7/1/37	2,000,000	2,118,600
Series 2016 I:
5% 7/1/27	1,150,000	1,283,032
5% 7/1/29	1,580,000	1,734,698
5% 7/1/30	2,400,000	2,626,536
5% 7/1/31	1,600,000	1,742,080
5% 7/1/32	1,610,000	1,745,127
5% 7/1/34	3,035,000	3,260,409
5% 7/1/36	2,000,000	2,134,860
5% 7/1/37	1,470,000	1,566,123
5% 7/1/38	1,000,000	1,062,680
5% 7/1/41	10,055,000	10,644,424
Series 2016 N:
5% 12/1/34	1,000,000	1,106,240
5% 12/1/36	2,520,000	2,761,693
Series 2016:
4% 10/1/36	1,250,000	1,265,213
5% 7/1/26	1,710,000	1,931,291
5% 7/1/29	2,000,000	2,201,460
5% 7/1/30	2,000,000	2,190,180
5% 7/1/31	1,700,000	1,852,150
5% 10/1/32	1,760,000	1,970,742
5% 9/1/33	475,000	531,691
5% 10/1/33	1,500,000	1,672,980
5% 10/1/34	1,500,000	1,667,460
5% 9/1/35	375,000	417,293
5% 10/1/35	1,500,000	1,660,875
5% 7/1/36	3,000,000	3,216,630
5% 9/1/36	315,000	349,379
5% 9/1/37	840,000	923,798
5% 10/1/37	2,000,000	2,199,940
5% 10/1/39	5,000,000	5,470,950
5% 7/1/40	5,325,000	5,801,588
5% 7/1/41	5,145,000	5,436,207
5% 9/1/46	3,235,000	3,546,110
5% 10/1/46	4,000,000	4,350,960
5% 10/1/48	1,000,000	1,034,960
5% 9/1/52	4,120,000	4,451,948
Series 2017:
5% 7/1/20	165,000	171,485
5% 7/1/21	180,000	190,328
5% 7/1/22	180,000	193,237
5% 7/1/25	1,105,000	1,259,733
5% 7/1/26	160,000	176,570
5% 7/1/27	1,000,000	1,159,000
5% 7/1/37	600,000	639,234
5% 7/1/42	2,110,000	2,230,861
5% 7/1/47	2,250,000	2,368,283
Series 2018:
5% 9/1/27	1,010,000	1,124,181
5% 9/1/29	1,390,000	1,537,715
5% 9/1/31	1,530,000	1,675,411
5% 9/1/33	1,185,000	1,286,495
5% 9/1/38	4,805,000	5,131,692
5% 6/1/43	4,740,000	5,269,505
5% 9/1/43	3,000,000	3,181,560
5% 6/1/48	7,000,000	7,752,080
Series B, 0% 1/1/39 (Assured Guaranty Corp. Insured)	3,200,000	1,333,120
Series BB1, 5% 10/1/46	355,000	388,697
Series L, 5% 7/1/41 (Pre-Refunded to 7/1/21 @ 100)	4,900,000	5,246,381
Series N 2016:
5% 12/1/41	13,600,000	14,686,640
5% 12/1/46	7,000,000	7,499,030
5% 3/1/34	4,375,000	4,737,863
5.25% 7/1/25	1,000,000	1,081,450
5.25% 7/1/25 (Pre-Refunded to 7/1/22 @ 100)	1,000,000	1,100,100
5.25% 7/1/26	1,000,000	1,077,120
5.25% 7/1/26 (Pre-Refunded to 7/1/22 @ 100)	1,000,000	1,100,100
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds Series 2009, 5.75%, tender 5/1/19 (c)	2,000,000	2,038,420
Massachusetts Edl. Fing. Auth. Rev.:
Series 2010 A, 5.5% 1/1/22	3,500,000	3,629,430
Series 2016 J, 5% 7/1/22 (a)	6,350,000	6,839,903
Series 2017 A:
4% 7/1/21 (a)	1,000,000	1,034,470
5% 7/1/22 (a)	2,000,000	2,154,300
5% 7/1/23 (a)	1,500,000	1,637,805
5% 7/1/24 (a)	2,000,000	2,207,940
5% 7/1/25 (a)	4,500,000	5,013,900
5% 7/1/26 (a)	3,420,000	3,837,787
Massachusetts Gen. Oblig.:
Series 2004 A, 5.5% 8/1/30	2,000,000	2,453,320
Series 2006 B, 5.25% 9/1/22	5,360,000	5,946,813
Series 2007 A, 3 month U.S. LIBOR + 0.570% 2.14% 5/1/37 (c)(d)	19,470,000	18,785,240
Series 2014 E:
5% 9/1/29	7,500,000	8,163,450
5% 9/1/30	5,000,000	5,434,650
5% 9/1/31	8,000,000	8,689,360
Series 2015 C:
5% 7/1/40	12,730,000	13,926,875
5% 7/1/45	22,075,000	24,081,838
Series 2016 A, 5% 3/1/46	12,985,000	14,095,088
Series 2016 B:
5% 7/1/31	19,965,000	22,534,096
5% 7/1/33	5,500,000	6,171,880
5% 7/1/35	5,500,000	6,128,320
5% 7/1/36	10,260,000	11,388,190
5% 7/1/37	8,495,000	9,410,931
Series 2016:
5% 3/1/31	1,500,000	1,661,520
5% 3/1/32	7,500,000	8,288,025
Series 2017 A:
5% 4/1/34	6,875,000	7,748,881
5% 4/1/35	16,830,000	18,877,201
5% 4/1/42	11,860,000	13,055,725
Series 2017 C, 5% 10/1/26	20,000,000	23,350,600
Series 2017 D:
5% 2/1/33	2,550,000	2,876,349
5% 2/1/36	20,000,000	22,314,000
Series 2017 F:
5% 11/1/38	10,000,000	11,173,700
5% 11/1/39	10,000,000	11,149,200
Series 2018 B, 5% 1/1/32	10,000,000	11,419,500
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Berklee College Proj.):
5% 10/1/19	230,000	230,564
5% 10/1/21	225,000	225,581
5% 10/1/23	140,000	140,364
5% 10/1/25	415,000	416,071
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22	4,345,000	4,362,423
(Cape Cod Healthcare Proj.) Series 2004 D, 6% 11/15/28 (Pre-Refunded to 11/15/19 @ 100)	2,735,000	2,846,315
(Northeastern Univ. Proj.) Series 2009 Y1, 5% 10/1/19	1,730,000	1,777,212
(Winchester Hosp. Proj.) Series 2010 H, 5.25% 7/1/38	18,995,000	19,805,707
Series 2010 C:
5% 7/1/30	4,460,000	4,624,173
5.125% 7/1/35	930,000	961,806
Massachusetts Port Auth. Rev.:
Series 2010 A:
5% 7/1/34	2,000,000	2,086,920
5% 7/1/40	12,000,000	12,479,520
Series 2012 A:
5% 7/1/37 (a)	2,000,000	2,119,900
5% 7/1/42 (a)	10,300,000	10,902,859
Series 2012 B:
5% 7/1/25	4,150,000	4,530,721
5% 7/1/27	6,570,000	7,143,824
5% 7/1/28	5,030,000	5,469,320
Series 2014 B, 5% 7/1/39 (a)	4,965,000	5,315,430
Series 2014 C:
5% 7/1/28	3,000,000	3,368,430
5% 7/1/29	4,205,000	4,702,620
5% 7/1/30	3,000,000	3,343,350
Series 2015 A:
5% 7/1/28	460,000	519,621
5% 7/1/28 (a)	500,000	556,460
5% 7/1/29 (a)	1,245,000	1,379,261
5% 7/1/30	1,400,000	1,571,528
5% 7/1/30 (a)	1,450,000	1,599,959
5% 7/1/40 (a)	2,000,000	2,148,540
5% 7/1/45 (a)	3,500,000	3,747,170
5% 7/1/45	5,570,000	6,090,238
Series 2016 A:
5% 7/1/26	695,000	805,491
5% 7/1/28	760,000	870,626
5% 7/1/30	1,660,000	1,882,091
5% 7/1/32	1,970,000	2,222,081
5% 7/1/36	3,760,000	4,194,957
Series 2016 B:
4% 7/1/46 (a)	10,875,000	10,660,219
5% 7/1/43 (a)	6,410,000	6,916,967
Series 2017 A:
5% 7/1/30 (a)	1,280,000	1,442,752
5% 7/1/31 (a)	1,095,000	1,228,973
5% 7/1/32 (a)	1,370,000	1,531,057
5% 7/1/33 (a)	1,250,000	1,392,000
5% 7/1/35 (a)	1,000,000	1,105,710
5% 7/1/36 (a)	1,720,000	1,893,737
5% 7/1/42 (a)	4,110,000	4,467,817
Massachusetts Port Auth. Spl. Facilities Rev.:
(BosFuel Corp. Proj.) Series 2007:
5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	1,000,000	1,002,370
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	1,560,000	1,563,666
5% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	1,000,000	1,002,200
(BosFuel Proj.) Series 2007, 5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	5,175,000	5,185,040
(ConRAC Proj.) Series 2011 A, 5.125% 7/1/41	13,000,000	13,694,850
(Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/19 (AMBAC Insured) (a)	5,000,000	5,034,700
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2011 B:
5% 10/15/41	25,065,000	26,594,968
5.25% 10/15/35	12,500,000	13,398,625
Series 2012 A, 5% 8/15/23	15,000,000	16,471,350
Series 2012 B, 5% 8/15/30	18,400,000	20,002,640
Series 2013 A, 5% 5/15/43	18,675,000	20,264,243
Series 2016 A:
5% 11/15/40	7,335,000	8,097,620
5% 11/15/41	7,710,000	8,506,520
Series 2016 C, 5% 11/15/33	5,000,000	5,637,000
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
Series 2004, 5.25% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,935,000	5,967,168
Series 2005:
5.25% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,270,000	4,540,803
5.5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,203,410
5.5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,770,000	5,779,618
Massachusetts State College Bldg. Auth. Rev.:
Series 2002 A, 0% 5/1/22 (Escrowed to Maturity)	2,250,000	2,059,898
Series 2003 B:
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	4,451,411
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,825,000	1,913,750
Series 2009 B:
5% 5/1/35 (Pre-Refunded to 5/1/20 @ 100)	5,560,000	5,798,135
5% 5/1/40 (Pre-Refunded to 5/1/20 @ 100)	4,625,000	4,823,089
Series 2012 A:
5% 5/1/36	7,360,000	7,885,725
5% 5/1/41	10,000,000	10,693,600
Series 2012 B:
5% 5/1/29	2,000,000	2,165,740
5% 5/1/30	1,870,000	2,022,368
5% 5/1/37	3,075,000	3,293,571
5% 5/1/43	11,125,000	11,889,065
Series 2014 B:
5% 5/1/39	2,500,000	2,722,550
5% 5/1/44	13,935,000	15,124,352
Series 2014 D:
5% 5/1/39	7,575,000	8,313,260
5% 5/1/41	4,515,000	4,943,970
Series 2016 A:
5% 5/1/38	11,450,000	12,586,985
5% 5/1/41	7,960,000	8,716,280
5% 5/1/49	12,015,000	13,098,032
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 C, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,612,458
Sr. Series A:
0% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,110,000	4,258,316
0% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,700,000	5,678,981
0% 1/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,195,000	23,306,541
Sr. Series C, 0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,815,000	13,766,648
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1992 A, 6.5% 7/15/19 (Escrowed to Maturity)	1,475,000	1,522,097
Series 2011 B, 5% 8/1/36 (Pre-Refunded to 8/1/21 @ 100)	4,110,000	4,408,181
Series 2011 C, 5.25% 8/1/42	8,425,000	9,026,798
Series 2012 A, 5% 8/1/37	8,000,000	8,639,360
Series 2016 B, 5% 8/1/40	4,625,000	5,121,725
Series 2016 C:
5% 8/1/34	10,000,000	11,247,900
5% 8/1/35	12,550,000	14,061,146
5% 8/1/40	20,500,000	22,701,700
Plymouth Gen. Oblig. 5% 10/15/19	500,000	514,320
Reading Gen. Oblig. Series 2012:
5% 2/1/20	1,165,000	1,208,093
5% 2/1/22	1,245,000	1,354,859
5% 2/1/23	1,185,000	1,316,760
Springfield Gen. Oblig. Series 2017:
5% 3/1/20	2,715,000	2,818,061
5% 3/1/23	1,775,000	1,966,008
5% 3/1/24	2,225,000	2,506,841
5% 3/1/25	2,420,000	2,755,412
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
(Bldg. Auth. Proj.) Series 2015 1:
5% 11/1/27	3,500,000	4,014,955
5% 11/1/28	6,000,000	6,849,900
5% 11/1/29	6,230,000	7,078,526
5% 11/1/30	6,000,000	6,788,700
Series 2014 1, 5% 11/1/44	20,445,000	22,310,606
Westfield Gen. Oblig. Series 2014:
5% 3/1/26	2,990,000	3,343,358
5% 3/1/27	2,740,000	3,049,401
Worcester Gen. Oblig. Series 2001 A, 5.25% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	310,000	310,837

TOTAL MASSACHUSETTS		1,909,654,040

TOTAL MUNICIPAL BONDS
(Cost $1,919,859,448)		1,911,055,131

Municipal Notes - 6.4%
Massachusetts - 6.4%
Massachusetts Dev. Fin. Agcy. Rev. (Boston Univ. Proj.):
Series U-6C, 1.58% 11/1/18, LOC TD Banknorth, NA, VRDN (c)	9,940,000	$9,940,000
Series U-6E, 1.6% 11/1/18, LOC TD Banknorth, NA, VRDN (c)	23,600,000	23,600,000
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XF 25 11, 1.8% 11/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	1,685,000	1,685,000
Massachusetts Gen. Oblig.:
(Central Artery Proj.) Series 2000 B, 1.62% 11/1/18 (Liquidity Facility TD Banknorth, NA), VRDN (c)	27,420,000	27,420,000
Series 2006 A, 1.5% 11/1/18 (Liquidity Facility Barclays Bank PLC), VRDN (c)	30,365,000	30,364,986
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.) Series 2009 J2, 1.58% 11/1/18, LOC JPMorgan Chase Bank, VRDN (c)	9,180,000	9,180,000
(Harvard Univ. Proj.) Series R, 1.2% 11/1/18, VRDN (c)	17,345,000	17,345,000
(Henry Heywood Memorial Hosp. Proj.) Series 2009 C, 1.68% 11/1/18, LOC TD Banknorth, NA, VRDN (c)	3,600,000	3,600,000
Series 2008 N1, 1.68% 11/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (c)	11,000,000	11,000,000
TOTAL MUNICIPAL NOTES
(Cost $134,135,000)		134,134,986
TOTAL INVESTMENT IN SECURITIES - 97.8%
(Cost $2,053,994,448)		2,045,190,117
NET OTHER ASSETS (LIABILITIES) - 2.2%		44,945,177
NET ASSETS - 100%		$2,090,135,294

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,396,359 or 0.8% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Provides evidence of ownership in one or more underlying municipal bonds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Massachusetts Municipal Money Market Fund

October 31, 2018

MFS-QTLY-1218
1.809069.115

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 35.4%
	Principal Amount	Value
Alabama - 0.6%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.89% 11/7/18, VRDN (a)(b)	$6,800,000	$6,800,000
West Jefferson Indl. Dev. Series 2008, 1.7% 11/7/18, VRDN (a)	4,800,000	4,800,000
		11,600,000
Arkansas - 0.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 1.89% 11/7/18, VRDN (a)(b)	400,000	400,000
Series 2002, 1.82% 11/7/18, VRDN (a)(b)	1,900,000	1,900,000
		2,300,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 B, 1.75% 11/7/18, VRDN (a)(b)	2,400,000	2,400,000
Indiana - 0.4%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.88% 11/7/18, VRDN (a)(b)	2,900,000	2,900,000
Series 2003 B, 1.9% 11/7/18, VRDN (a)(b)	400,000	400,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.7% 11/7/18, VRDN (a)	3,800,000	3,800,000
Series I, 1.7% 11/7/18, VRDN (a)	1,600,000	1,600,000
		8,700,000
Kentucky - 0.2%
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 1.72% 11/7/18, VRDN (a)(b)	3,500,000	3,500,000
Louisiana - 0.8%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.85% 11/7/18, VRDN (a)	4,180,000	4,180,000
Series 2010 B1, 1.85% 11/7/18, VRDN (a)	11,600,000	11,600,000
		15,780,000
Massachusetts - 32.5%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 1.59% 11/7/18, LOC Citibank NA, VRDN (a)	29,350,000	29,350,000
Series 2010 A2:
1.62% 11/7/18, LOC Barclays Bank PLC, VRDN (a)	17,255,000	17,255,000
1.62% 11/7/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	13,470,000	13,470,000
Series 2010 A3, 1.61% 11/7/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	34,355,000	34,355,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev. (Monkiewicz Realty Trust Proj.) 1.76% 11/7/18, LOC Bank of America NA, VRDN (a)(b)	720,000	720,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Salem Heights Apts. Proj.) Series 2003 A, 1.6% 11/7/18, LOC Fed. Home Ln. Bank of Boston, VRDN (a)(b)	11,600,000	11,600,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2008 A, 1.62% 11/7/18, LOC Bank of America NA, VRDN (a)	6,900,000	6,900,000
(Boston Univ. Proj.) Series U3, 1.53% 11/7/18, LOC Northern Trust Co., VRDN (a)	15,950,000	15,950,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 1.61% 11/7/18, LOC Manufacturers & Traders Trust Co., VRDN (a)	12,185,000	12,185,000
(Clark Univ. Proj.) 1.6% 11/7/18, LOC TD Banknorth, NA, VRDN (a)	28,610,000	28,610,000
(Fifteen-O-Five West Housatonic LLC Proj.) Series 2007, 1.66% 11/7/18, LOC HSBC Bank U.S.A., NA, VRDN (a)(b)	1,730,000	1,730,000
(Governor Dummer Academy Issues Proj.) Series 2006, 1.61% 11/7/18, LOC TD Banknorth, NA, VRDN (a)	3,795,000	3,795,000
(Seven Hills Foundation and Affiliates Proj.):
Series 2008 A, 1.63% 11/7/18, LOC TD Banknorth, NA, VRDN (a)	7,710,000	7,710,000
Series 2008 B, 1.63% 11/7/18, LOC TD Banknorth, NA, VRDN (a)	3,545,000	3,545,000
(Wilber School Apts. Proj.) Series 2008 A, 1.6% 11/7/18, LOC Bank of America NA, VRDN (a)	7,985,000	7,985,000
Series 2001, 1.59% 11/7/18, LOC TD Banknorth, NA, VRDN (a)	3,160,000	3,160,000
Series 2006, 1.6% 11/7/18, LOC PNC Bank NA, VRDN (a)	22,195,000	22,195,000
Series 2010, 1.62% 11/7/18, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,450,000	6,450,000
Massachusetts Gen. Oblig.:
(Central Artery Proj.) Series 2000 B, 1.62% 11/1/18 (Liquidity Facility TD Banknorth, NA), VRDN (a)	8,530,000	8,530,000
Series 2001 C, 1.6% 11/7/18 (Liquidity Facility Barclays Bank PLC), VRDN (a)	30,075,000	30,075,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.):
Series 2009 J1, 1.58% 11/7/18, LOC JPMorgan Chase Bank, VRDN (a)	25,500,000	25,500,000
Series 2009 K, 1.57% 11/7/18, LOC Bank of America NA, VRDN (a)	13,600,000	13,600,000
(CIL Realty of Massachusetts Proj.) Series 2007, 1.6% 11/7/18, LOC HSBC Bank U.S.A., NA, VRDN (a)	6,295,000	6,295,000
(Harvard Univ. Proj.) Series Y, 1.5% 11/7/18, VRDN (a)	19,375,000	19,375,000
(Massachusetts Institute of Technology Proj.) Series 2001 J2, 1.5% 11/7/18, VRDN (a)	63,275,000	63,275,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 1.65% 11/7/18, LOC JPMorgan Chase Bank, VRDN (a)	34,020,000	34,020,000
(Southcoast Health Sys. Obligated Group Proj.) Series 2008 C, 1.58% 11/7/18, LOC TD Banknorth, NA, VRDN (a)	1,905,000	1,905,000
(Williams College Proj.) Series I, 1.5% 11/7/18, VRDN (a)	9,976,000	9,976,000
Series 2009 O-1, 1.59% 11/7/18, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	13,385,000	13,385,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. (Princeton Westford Proj.) Series 2015 A, 1.63% 11/7/18, LOC Bank of America NA, VRDN (a)	16,420,000	16,420,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series 2013 F, 1.63% 11/7/18, LOC TD Banknorth, NA, VRDN (a)(b)	25,000,000	25,000,000
Massachusetts Indl. Fin. Agcy. Rev. (Governor Dummer Academy Proj.) Series 1996, 1.59% 11/7/18, LOC TD Banknorth, NA, VRDN (a)	5,000,000	5,000,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1999 B, 1.61% 11/7/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,600,000	2,600,000
Series 2002 C, 1.62% 11/1/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,900,000	2,900,000
Series 2008 C2, 1.61% 11/7/18 (Liquidity Facility Barclays Bank PLC), VRDN (a)	2,650,000	2,650,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 1.58% 11/7/18 (Liquidity Facility Barclays Bank PLC), VRDN (a)	91,020,000	91,020,000
FHLMC Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Archstone Reading Apts. Proj.) Series 2004 A, 1.66% 11/7/18, LOC Freddie Mac, VRDN (a)(b)	24,840,000	24,840,000
(Tammy Brook Apts. Proj.) Series 2009, 1.6% 11/7/18, LOC Freddie Mac, VRDN (a)	5,920,000	5,920,000
FNMA Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Avalon Acton Apts. Proj.) Series 2006, 1.64% 11/7/18, LOC Fannie Mae, VRDN (a)(b)	45,000,000	45,000,000
		674,251,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.89% 11/7/18, VRDN (a)(b)	3,700,000	3,700,000
North Carolina - 0.0%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.82% 11/7/18, VRDN (a)(b)	1,000,000	1,000,000
South Carolina - 0.0%
Berkeley County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1995, 1.89% 11/7/18, VRDN (a)(b)	200,000	200,000
Series A, 1.75% 11/7/18, VRDN (a)(b)	420,000	420,000
		620,000
West Virginia - 0.5%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.73% 11/7/18, VRDN (a)(b)	5,800,000	5,800,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.72% 11/7/18, VRDN (a)(b)	3,600,000	3,600,000
		9,400,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $733,251,000)		733,251,000

Tender Option Bond - 36.2%
California - 1.0%
California Gen. Oblig. Participating VRDN Series Floaters XF 10 38, 1.7% 11/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	135,000	135,000
California Health Facilities Fing. Auth. Participating VRDN Series 16 XG 00 49, 1.7% 11/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,700,000	1,700,000
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series DB 15 XF 0234, 1.7% 11/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	6,900,000	6,900,000
Series Floaters XG 00 48, 1.7% 11/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	9,000,000	9,000,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series XF 10 32, 1.7% 11/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,680,000	1,680,000
		19,415,000
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.78% 12/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,200,000	2,200,000
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XG 01 97, 1.73% 11/7/18 (Liquidity Facility Bank of America NA) (a)(b)(c)	400,000	400,000
		2,600,000
Florida - 0.0%
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, SIFMA Municipal Swap Index + 0.050% 1.75%, tender 11/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(e)	400,000	400,000
Massachusetts - 35.1%
Billerica Gen. Oblig. Bonds Series Solar 17 0027, SIFMA Municipal Swap Index + 0.150% 1.75%, tender 11/8/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(e)	3,400,000	3,400,000
Boston Gen. Oblig. Participating VRDN Series Floaters XF 26 08, 1.62% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	2,400,000	2,400,000
Massachusetts Clean Wtr. Trust Participating VRDN:
Series Clipper 05 36, SIFMA Municipal Swap Index + 0.040% 1.63% 11/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(e)	2,088,000	2,088,000
Series Clipper 09 30, SIFMA Municipal Swap Index + 0.180% 1.63% 11/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(e)	12,200,000	12,200,000
Massachusetts Commonwealth Trans. Fund Rev. Participating VRDN:
Series 2016 20, SIFMA Municipal Swap Index + 0.050% 1.64% 11/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(e)	35,090,000	35,090,000
Series Floaters XF 06 10, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,900,000	2,900,000
Series Floaters XF 26 06, 1.6% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	2,400,000	2,400,000
Series Floaters ZF 25 67, 1.62% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,300,000	3,300,000
Series Floaters ZF 25 68, 1.6% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	4,865,000	4,865,000
Massachusetts Dev. Fin. Agcy. Participating VRDN Series Floaters XM 03 68, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,800,000	11,800,000
Massachusetts Dev. Fin. Agcy. Rev. Participating VRDN:
Series 15 XF0245, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,135,000	8,135,000
Series 2016 XM0136, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(f)	3,750,000	3,750,000
Series 2016 XM0137, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,865,000	2,865,000
Series Floaters XF 26 07, 1.6% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,600,000	3,600,000
Series Floaters XF 27 05, 1.6% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	4,740,000	4,740,000
Series Floaters YX 10 74, 1.62% 11/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,400,000	1,400,000
Series Floaters ZF 06 04, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,000,000	3,000,000
Series Floaters ZF 27 22, 1.63% 11/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	8,600,000	8,600,000
Series Floaters ZM 05 72, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,000,000	4,000,000
Series MS 3373, 1.63% 11/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,100,000	7,100,000
Series MS 3389X, 1.63% 11/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,500,000	2,500,000
Series ROC II R 11999X, 1.62% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	6,785,000	6,785,000
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 39, 1.69% 11/7/18 (Liquidity Facility Citibank NA) (a)(b)(c)	13,055,000	13,055,000
Massachusetts Gen. Oblig. Participating VRDN:
Series 16 XM0221, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,300,000	1,300,000
Series Clipper 09 37, SIFMA Municipal Swap Index + 0.180% 1.63% 11/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(e)	36,075,000	36,075,000
Series Clipper 09 67, SIFMA Municipal Swap Index + 0.050% 1.63% 11/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(e)	67,000,000	67,000,000
Series Clipper 09 69, SIFMA Municipal Swap Index + 0.180% 1.63% 11/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(e)	38,156,000	38,156,000
Series Floaters E 116, 1.63% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	19,540,000	19,540,000
Series Floaters G4, 1.62% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	19,500,000	19,500,000
Series Floaters G9, 1.62% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,700,000	5,700,000
Series Floaters XF 05 28, 1.63% 11/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	1,190,000	1,190,000
Series Floaters XF 05 30, 1.63% 11/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,865,000	4,865,000
Series Floaters XF 25 65, 1.6% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	12,750,000	12,750,000
Series Floaters XF 25 74, 1.62% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,700,000	3,700,000
Series Floaters XF 27 06, 1.6% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	15,800,000	15,800,000
Series Floaters XG 01 42, 1.62% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	2,991,000	2,991,000
Series Floaters XM 03 72, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,650,000	6,650,000
Series Floaters XM 04 28, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500,000	7,500,000
Series Floaters ZF 26 93, 1.63% 11/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	13,400,000	13,400,000
Series Floaters ZF 26 95, 1.63% 11/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,900,000	5,900,000
Series Floaters ZM 05 79, 1.63% 11/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,235,000	2,235,000
Massachusetts Health & Edl. Facilities Auth. Participating VRDN Series XL 00 17, 1.63% 11/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,785,000	10,785,000
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 16 XM0217, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	41,800,000	41,800,000
Series Clipper 09 39, SIFMA Municipal Swap Index + 0.050% 1.63% 11/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(e)	15,450,000	15,450,000
Series Floaters XF 00 47, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,600,000	9,600,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series 16 ZM0173, 1.63% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	10,000,000	10,000,000
Series EGL 14 C031A, 1.63% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	13,875,000	13,875,000
Series EGL 15 0004, 1.63% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	45,460,000	45,460,000
Series EGL 15 001, 1.63% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	47,210,000	47,210,000
Series EGL 15 002, 1.63% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	52,000,000	52,000,000
Series EGL 15 003, 1.63% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	35,340,000	35,340,000
Series Floaters ZF 06 84, 1.63% 11/7/18 (Liquidity Facility Bank of America NA) (a)(c)	4,100,000	4,100,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, SIFMA Municipal Swap Index + 0.180% 1.78%, tender 1/2/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	4,000,000	4,000,000
Massachusetts Wtr. Resources Auth. Participating VRDN Series XM 02 87, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,200,000	2,200,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Participating VRDN:
Series Floaters XF 25 02, 1.62% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,450,000	3,450,000
Series Floaters XF 27 01, 1.62% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	1,200,000	1,200,000
Saugus Gen. Oblig. Participating VRDN Series Floaters XF 06 81, 1.63% 11/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,615,000	4,615,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Participating VRDN:
Series Floaters XF 25 88, 1.62% 11/7/18 (Liquidity Facility Citibank NA) (a)(c)	4,170,000	4,170,000
Series XL 0042, 1.63% 11/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	8,380,000	8,380,000
		727,860,000
Ohio - 0.0%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 1.74% 11/7/18 (Liquidity Facility Bank of America NA) (a)(c)	300,000	300,000
TOTAL TENDER OPTION BOND
(Cost $750,575,000)		750,575,000

Other Municipal Security - 24.4%
Georgia - 0.6%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.7%, tender 2/1/19 (Liquidity Facility Royal Bank of Canada) (a)(e)	13,615,000	13,615,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.82% tender 11/30/18, CP mode	1,300,000	1,300,000
Massachusetts - 23.3%
Billerica Gen. Oblig. BAN Series 2018:
3% 6/28/19	2,600,000	2,619,221
3% 9/27/19 (g)	2,374,000	2,391,093
Bourne Gen. Oblig. BAN Series 2018 A, 3% 11/15/18	2,471,053	2,472,360
Brookline Gen. Oblig. BAN Series 2018, 2.5% 3/29/19	4,625,000	4,642,722
Chicopee Gen. Oblig. BAN Series 2018, 3% 8/22/19	5,296,000	5,338,781
Franklin Gen. Oblig. BAN Series 2018, 3% 5/17/19	3,300,000	3,320,450
Gloucester Gen. Oblig. BAN Series 2018 B, 3% 9/20/19	6,200,000	6,256,502
Massachusetts Bay Trans. Auth. Assessment Rev. Bonds Series 2012 A, 5% 7/1/19	8,700,000	8,875,745
Massachusetts Dev. Fin. Agcy. Series 5, 1.82% 1/3/19, LOC TD Banknorth, NA, CP	2,800,000	2,800,000
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds Series 2005, 1.8% tender 11/9/18 (Massachusetts Elec. Co. Guaranteed), CP mode (b)	20,800,000	20,800,000
Massachusetts Dev. Fin. Agcy. Rev. Bonds:
Series 2009, 5.5% 11/15/18 (Pre-Refunded to 11/15/18 @ 100)	20,800,000	20,829,536
Series A, 5.5% 11/15/18 (Pre-Refunded to 11/15/18 @ 100)	9,855,000	9,868,600
Massachusetts Edl. Fing. Auth. Rev. Bonds:
Series 2013, 5% 7/1/19 (b)	4,730,000	4,825,068
Series 2014 I:
3% 1/1/19 (b)	2,855,000	2,859,503
5% 1/1/19 (b)	1,120,000	1,125,621
Massachusetts Gen. Oblig.:
Bonds Series 2014, 3% 7/1/19	1,680,000	1,691,887
RAN Series 2018 B, 4% 5/23/19	17,800,000	18,004,228
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds:
Series 2010 J1, 5% 7/1/19 (Pre-Refunded to 7/1/19 @ 100)	3,600,000	3,673,090
Series H1:
1.7% tender 11/1/18, CP mode	10,500,000	10,500,000
1.71% tender 11/6/18, CP mode	7,500,000	7,500,000
1.73% tender 12/3/18, CP mode	7,500,000	7,500,000
1.73% tender 12/4/18, CP mode	6,000,000	6,000,000
1.73% tender 12/7/18, CP mode	6,200,000	6,200,000
Series H2:
1.7% tender 11/2/18, CP mode	7,000,000	7,000,000
1.75% tender 12/5/18, CP mode	10,500,000	10,500,000
1.77% tender 12/6/18, CP mode	11,200,000	11,200,000
Massachusetts Port Auth. Rev.:
Series 12, 1.8% 1/10/19, LOC TD Banknorth, NA, CP (b)	40,000,000	40,000,000
Series 12A:
1.7% 12/6/18, LOC TD Banknorth, NA, CP	13,400,000	13,400,000
1.84% 2/12/19, LOC TD Banknorth, NA, CP	7,000,000	7,000,000
Series 12B:
1.74% 12/6/18, LOC TD Banknorth, NA, CP (b)	21,900,000	21,900,000
1.87% 2/12/19, LOC TD Banknorth, NA, CP (b)	21,100,000	21,100,000
Massachusetts State College Bldg. Auth. Rev. Bonds Series 2009 A, 5.5% 5/1/19 (Pre-Refunded to 5/1/19 @ 100)	4,730,000	4,816,785
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 99:
1.73% 12/4/18, LOC State Street Bank & Trust Co., Boston, CP	19,450,000	19,450,000
1.74% 12/4/18, LOC State Street Bank & Trust Co., Boston, CP	16,500,000	16,500,000
Medford Gen. Oblig.:
BAN Series 2019, 3% 7/19/19	2,000,000	2,014,344
Bonds Series 2011 B, 4% 3/1/19	3,490,000	3,514,693
Middleborough Gen. Oblig. BAN Series 2019, 3% 10/4/19	5,000,000	5,046,164
Millis Gen. Oblig. BAN:
Series 2017, 3% 12/21/18	9,300,000	9,319,071
Series 2018, 3% 11/1/19 (g)	3,300,000	3,331,284
Nantucket Gen. Oblig. BAN:
Series 2018 A, 3% 5/24/19	1,883,447	1,895,889
Series A, 2.5% 2/22/19 (g)	3,161,235	3,166,925
Series B, 3% 5/24/19 (g)	4,179,934	4,203,258
Orleans Gen. Oblig. Anticipation Notes BAN Series 2018, 2.5% 2/8/19	5,400,000	5,415,304
Peabody Gen. Oblig. BAN Series 2018, 2.5% 3/22/19	3,560,000	3,572,990
Revere Gen. Oblig. Bonds Series 2009, 5% 4/1/19 (Pre-Refunded to 4/1/19 @ 100)	1,745,000	1,767,610
Salisbury Gen. Oblig. BAN Series 2018, 3% 9/13/19	3,308,000	3,338,039
Scituate Gen. Oblig. BAN Series 2018, 3% 2/1/19	10,100,000	10,139,134
Somerville Gen. Oblig. BAN Series 2018, 3% 6/7/19	13,600,000	13,689,603
Stow Gen. Oblig. BAN Series 2018, 3% 5/1/19	6,105,000	6,139,179
Topsfield Gen. Oblig. BAN Series 2018:
3% 3/8/19	3,900,000	3,918,968
3% 5/10/19	6,562,292	6,600,862
Waltham Gen. Oblig. BAN:
Series 2018, 3% 6/27/19	3,400,000	3,425,032
Series 2019, 3% 6/27/19	10,550,000	10,621,372
Westborough Gen. Oblig. BAN Series 2018, 3% 5/31/19	18,700,000	18,833,113
Westfield Gen. Oblig. BAN:
Series 2018 A, 3% 6/14/19	2,700,000	2,718,292
Series 2018, 3% 10/31/19	3,720,000	3,754,167
Weston Gen. Oblig. BAN Series 2018, 2.5% 2/1/19	3,500,000	3,506,120
Westport Gen. Oblig. BAN Series 2018, 3% 5/24/19	4,100,000	4,126,307
Weymouth Gen. Oblig. BAN Series 2018:
3% 3/14/19	1,800,000	1,807,259
3% 3/14/19	12,240,000	12,307,213
Winchester Gen. Oblig. BAN Series 2018, 2.75% 6/27/19	2,100,000	2,111,358
		483,244,742
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds Series A1, 1.85% tender 11/7/18, CP mode (b)	5,600,000	5,600,000
Ohio - 0.1%
Lancaster Port Auth. Gas Rev. Bonds Series 2014, 0.007% x 1 month U.S. LIBOR 2.232%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(e)	1,400,000	1,400,409
TOTAL OTHER MUNICIPAL SECURITY
(Cost $505,160,151)		505,160,151
	Shares	Value

Investment Company - 5.6%
Fidelity Municipal Cash Central Fund, 1.67%(h)(i)
(Cost $116,706,752)	116,704,652	116,706,752
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $2,105,692,903)		2,105,692,903
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(33,204,945)
NET ASSETS - 100%		$2,072,487,958

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,200,000 or 0.3% of net assets.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,750,000 or 0.2% of net assets.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.78% 12/12/18 (Liquidity Facility Barclays Bank PLC)	10/15/18	$2,200,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, SIFMA Municipal Swap Index + 0.180% 1.78%, tender 1/2/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$4,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$1,832,332
Total	$1,832,332

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Massachusetts AMT Tax-Free Money Market Fund

October 31, 2018

SMA-QTLY-1218
1.809100.115

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 44.9%
	Principal Amount	Value
Alabama - 0.2%
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.7% 11/7/18, VRDN (a)	$900,000	$900,000
West Jefferson Indl. Dev. Series 2008, 1.7% 11/7/18, VRDN (a)	1,500,000	1,500,000
		2,400,000
Arizona - 0.1%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.65% 11/7/18, VRDN (a)	2,250,000	2,250,000
Connecticut - 0.4%
Connecticut Gen. Oblig. Series 2016 C, 1.72% 11/7/18 (Liquidity Facility Bank of America NA), VRDN (a)	6,100,000	6,100,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 1.73% 11/7/18, VRDN (a)	100,000	100,000
Series 1999 A, 1.7% 11/7/18, VRDN (a)	200,000	200,000
		300,000
Indiana - 0.1%
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.7% 11/7/18, VRDN (a)	1,300,000	1,300,000
Series I, 1.7% 11/7/18, VRDN (a)	800,000	800,000
		2,100,000
Louisiana - 0.4%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.85% 11/7/18, VRDN (a)	2,200,000	2,200,000
Series 2010 B1, 1.85% 11/7/18, VRDN (a)	4,080,000	4,080,000
		6,280,000
Massachusetts - 43.6%
Boston Wtr. & Swr. Commission Rev. Series 1994 A, 1.56% 11/7/18, LOC State Street Bank & Trust Co., Boston, VRDN (a)	10,705,000	10,705,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 1.59% 11/7/18, LOC Citibank NA, VRDN (a)	18,950,000	18,950,000
Series 2010 A2:
1.62% 11/7/18, LOC Barclays Bank PLC, VRDN (a)	39,075,000	39,075,000
1.62% 11/7/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	23,645,000	23,645,000
Series 2010 A3, 1.61% 11/7/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	27,450,000	27,450,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2008 A, 1.62% 11/7/18, LOC Bank of America NA, VRDN (a)	16,685,000	16,685,000
(Boston Univ. Proj.):
Series U-6C, 1.58% 11/1/18, LOC TD Banknorth, NA, VRDN (a)	13,705,000	13,705,000
Series U3, 1.53% 11/7/18, LOC Northern Trust Co., VRDN (a)	33,950,000	33,950,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 1.61% 11/7/18, LOC Manufacturers & Traders Trust Co., VRDN (a)	3,240,000	3,240,000
(Clark Univ. Proj.) 1.6% 11/7/18, LOC TD Banknorth, NA, VRDN (a)	4,805,000	4,805,000
(College of the Holy Cross Proj.) Series 2008 A, 1.67% 11/1/18, LOC Bank of America NA, VRDN (a)	23,170,000	23,170,000
(Governor Dummer Academy Issues Proj.) Series 2006, 1.61% 11/7/18, LOC TD Banknorth, NA, VRDN (a)	4,185,000	4,185,000
(ISO New England, Inc. Proj.) Series 2005, 1.6% 11/7/18, LOC TD Banknorth, NA, VRDN (a)	22,820,000	22,820,000
(Wilber School Apts. Proj.) Series 2008 A, 1.6% 11/7/18, LOC Bank of America NA, VRDN (a)	1,185,000	1,185,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 1.6% 11/7/18, LOC TD Banknorth, NA, VRDN (a)	33,420,000	33,420,000
Series 2006:
1.6% 11/7/18, LOC PNC Bank NA, VRDN (a)	2,945,000	2,945,000
1.6% 11/7/18, LOC TD Banknorth, NA, VRDN (a)	2,975,000	2,975,000
Series 2010, 1.62% 11/7/18, LOC Manufacturers & Traders Trust Co., VRDN (a)	940,000	940,000
Massachusetts Gen. Oblig. Series 2001 C, 1.6% 11/7/18 (Liquidity Facility Barclays Bank PLC), VRDN (a)	5,245,000	5,245,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.):
Series 2005 I, 1.56% 11/7/18, VRDN (a)	21,720,000	21,720,000
Series 2005 J1, 1.56% 11/7/18, VRDN (a)	28,950,000	28,950,000
(Baystate Health Sys. Proj.):
Series 2009 J1, 1.58% 11/7/18, LOC JPMorgan Chase Bank, VRDN (a)	19,500,000	19,500,000
Series 2009 J2, 1.58% 11/1/18, LOC JPMorgan Chase Bank, VRDN (a)	5,850,000	5,850,000
Series 2009 K, 1.57% 11/7/18, LOC Bank of America NA, VRDN (a)	11,170,000	11,170,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 1.65% 11/1/18, LOC TD Banknorth, NA, VRDN (a)	4,620,000	4,620,000
(Boston Univ. Proj.) Series H, 1.58% 11/7/18, LOC State Street Bank & Trust Co., Boston, VRDN (a)	18,775,000	18,775,000
(CIL Realty of Massachusetts Proj.) Series 2007, 1.6% 11/7/18, LOC HSBC Bank U.S.A., NA, VRDN (a)	700,000	700,000
(Harvard Univ. Proj.) Series Y, 1.5% 11/7/18, VRDN (a)	41,215,000	41,215,000
(Massachusetts Institute of Technology Proj.):
Series 2001 J1, 1.54% 11/7/18, VRDN (a)	55,145,000	55,145,000
Series 2001 J2, 1.5% 11/7/18, VRDN (a)	7,050,000	7,050,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 1.65% 11/7/18, LOC JPMorgan Chase Bank, VRDN (a)	8,605,000	8,605,000
(Southcoast Health Sys. Obligated Group Proj.) Series 2008 C, 1.58% 11/7/18, LOC TD Banknorth, NA, VRDN (a)	36,075,000	36,075,000
(Williams College Proj.):
Series I, 1.5% 11/7/18, VRDN (a)	9,110,000	9,110,000
Series J, 1.56% 11/7/18, VRDN (a)	22,461,000	22,461,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. (Princeton Westford Proj.) Series 2015 A, 1.63% 11/7/18, LOC Bank of America NA, VRDN (a)	1,900,000	1,900,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev. 1.6% 11/7/18, LOC TD Banknorth, NA, VRDN (a)	2,900,000	2,900,000
Massachusetts Indl. Fin. Agcy. Rev.:
(Governor Dummer Academy Proj.) Series 1996, 1.59% 11/7/18, LOC TD Banknorth, NA, VRDN (a)	700,000	700,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 1.6% 11/7/18, LOC TD Banknorth, NA, VRDN (a)	1,390,000	1,390,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1999 B, 1.61% 11/7/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,300,000	1,300,000
Series 2002 C, 1.62% 11/1/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	8,320,000	8,320,000
Series 2008 C2, 1.61% 11/7/18 (Liquidity Facility Barclays Bank PLC), VRDN (a)	7,705,000	7,705,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 1.58% 11/7/18 (Liquidity Facility Barclays Bank PLC), VRDN (a)	68,820,000	68,820,000
FHLMC Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Tammy Brook Apts. Proj.) Series 2009, 1.6% 11/7/18, LOC Freddie Mac, VRDN (a)	3,400,000	3,400,000
		676,476,000
Wyoming - 0.1%
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.68% 11/7/18, VRDN (a)	200,000	200,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1992 A, 1.69% 11/7/18, VRDN (a)	500,000	500,000
Series 1992 B, 1.69% 11/7/18, VRDN (a)	200,000	200,000
		900,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $696,806,000)		696,806,000

Tender Option Bond - 29.6%
California - 1.6%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series XF 10 44, 1.7% 11/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	2,000,000	2,000,000
California Gen. Oblig. Participating VRDN Series 15 XF0129, 1.7% 11/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	4,200,000	4,200,000
California Health Facilities Fing. Auth. Participating VRDN Series 16 XG 00 49, 1.7% 11/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	4,000,000	4,000,000
California Health Facilities Fing. Auth. Rev. Participating VRDN Series Floaters XG 00 48, 1.7% 11/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	7,400,000	7,400,000
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.75% 12/12/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	595,000	595,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series XF 10 32, 1.7% 11/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	1,140,000	1,140,000
Univ. of California Revs. Participating VRDN Series Floaters XG 00 61, 1.7% 11/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	5,250,000	5,250,000
		24,585,000
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.78% 12/12/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,600,000	1,600,000
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 1.7% 11/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	300,000	300,000
		1,900,000
Florida - 0.1%
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, SIFMA Municipal Swap Index + 0.050% 1.75%, tender 11/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(d)	200,000	200,000
Tallahassee Memorial Healthcare Participating VRDN Series Floaters ML 70 01, 1.72% 11/7/18 (Liquidity Facility Bank of America NA) (a)(b)	900,000	900,000
		1,100,000
Illinois - 0.2%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 1.64% 11/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	700,000	700,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.78% 12/12/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	2,600,000	2,600,000
		3,300,000
Maryland - 0.0%
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.8%, tender 1/2/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	300,000	300,000
Massachusetts - 27.2%
Billerica Gen. Oblig. Bonds Series Solar 17 0027, SIFMA Municipal Swap Index + 0.150% 1.75%, tender 11/8/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(d)	900,000	900,000
Massachusetts Clean Wtr. Trust Participating VRDN Series Clipper 05 36, SIFMA Municipal Swap Index + 0.040% 1.63% 11/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(d)	712,000	712,000
Massachusetts Commonwealth Trans. Fund Rev. Participating VRDN:
Series 2016 20, SIFMA Municipal Swap Index + 0.050% 1.64% 11/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(d)	8,800,000	8,800,000
Series Floaters XF 06 10, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,600,000	1,600,000
Series Floaters XF 26 06, 1.6% 11/7/18 (Liquidity Facility Citibank NA) (a)(b)	1,600,000	1,600,000
Series Floaters ZF 25 68, 1.6% 11/7/18 (Liquidity Facility Citibank NA) (a)(b)	3,100,000	3,100,000
Massachusetts Dev. Fin. Agcy. Participating VRDN Series Floaters XM 03 68, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,700,000	1,700,000
Massachusetts Dev. Fin. Agcy. Rev. Participating VRDN:
Series 15 XF0245, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	400,000	400,000
Series 2016 XF2207, 1.62% 11/7/18 (Liquidity Facility Citibank NA) (a)(b)	2,900,000	2,900,000
Series 2016 XM0137, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,650,000	1,650,000
Series Floaters XF 26 07, 1.6% 11/7/18 (Liquidity Facility Citibank NA) (a)(b)	2,400,000	2,400,000
Series Floaters XF 27 05, 1.6% 11/7/18 (Liquidity Facility Citibank NA) (a)(b)	3,300,000	3,300,000
Series Floaters YX 10 74, 1.62% 11/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	5,860,000	5,860,000
Series Floaters ZF 27 22, 1.63% 11/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	6,065,000	6,065,000
Series Floaters ZM 05 72, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,000,000	1,000,000
Series Floaters ZM 05 74, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,500,000	1,500,000
Series MS 3373, 1.63% 11/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	900,000	900,000
Massachusetts Gen. Oblig. Participating VRDN:
Series 16 XF0374, 1.63% 11/7/18 (Liquidity Facility Bank of America NA) (a)(b)	2,000,000	2,000,000
Series 16 XM 03 35, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,500,000	7,500,000
Series 16 XM0221, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	18,955,000	18,955,000
Series 16 ZF0377, 1.63% 11/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	4,375,000	4,375,000
Series Clipper 09 37, SIFMA Municipal Swap Index + 0.180% 1.63% 11/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(d)	12,000,000	12,000,000
Series Clipper 09 67, SIFMA Municipal Swap Index + 0.050% 1.63% 11/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(d)	58,900,000	58,900,000
Series Clipper 09 69, SIFMA Municipal Swap Index + 0.180% 1.63% 11/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(d)	21,015,000	21,015,000
Series Floaters E 116, 1.63% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	9,800,000	9,800,000
Series Floaters G4, 1.62% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	13,000,000	13,000,000
Series Floaters G9, 1.62% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	3,800,000	3,800,000
Series Floaters XF 05 30, 1.63% 11/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	1,800,000	1,800,000
Series Floaters XF 27 06, 1.6% 11/7/18 (Liquidity Facility Citibank NA) (a)(b)	10,600,000	10,600,000
Series Floaters XG 01 42, 1.62% 11/7/18 (Liquidity Facility Citibank NA) (a)(b)	5,980,000	5,980,000
Series Floaters XM 03 72, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,600,000	4,600,000
Series Floaters ZF 26 93, 1.63% 11/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	9,100,000	9,100,000
Series Floaters ZF 26 95, 1.63% 11/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	4,100,000	4,100,000
Series Floaters ZM 05 79, 1.63% 11/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,100,000	1,100,000
Massachusetts Health & Edl. Facilities Auth. Participating VRDN Series XL 00 17, 1.63% 11/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	2,550,000	2,550,000
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 16 XG0014, 1.62% 11/7/18 (Liquidity Facility Bank of America NA) (a)(b)	5,550,000	5,550,000
Series 16 XM0217, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	10,700,000	10,700,000
Series Floaters XF 00 47, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,500,000	1,500,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Bonds Series Solar 17 13, SIFMA Municipal Swap Index + 0.050% 1.75%, tender 11/22/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(d)	3,900,000	3,900,000
Participating VRDN:
Series 15 XF2203, 1.62% 11/7/18 (Liquidity Facility Citibank NA) (a)(b)	7,460,000	7,460,000
Series 16 XM0239, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	11,250,000	11,250,000
Series 16 ZM0173, 1.63% 11/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	8,000,000	8,000,000
Series EGL 14 C031A, 1.63% 11/7/18 (Liquidity Facility Citibank NA) (a)(b)	1,000,000	1,000,000
Series EGL 15 0004, 1.63% 11/7/18 (Liquidity Facility Citibank NA) (a)(b)	17,900,000	17,900,000
Series EGL 15 001, 1.63% 11/7/18 (Liquidity Facility Citibank NA) (a)(b)	15,400,000	15,400,000
Series EGL 15 002, 1.63% 11/7/18 (Liquidity Facility Citibank NA) (a)(b)	28,885,000	28,885,000
Series EGL 15 003, 1.63% 11/7/18 (Liquidity Facility Citibank NA) (a)(b)	19,000,000	19,000,000
Series Floaters XM 04 30, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,335,000	3,335,000
Series Floaters XX 10 08, 1.62% 11/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	6,300,000	6,300,000
Series Floaters YX 10 29, 1.62% 11/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	10,820,000	10,820,000
Series Floaters ZF 06 84, 1.63% 11/7/18 (Liquidity Facility Bank of America NA) (a)(b)	8,035,000	8,035,000
Series Floaters ZF 06 92, 1.63% 11/7/18 (Liquidity Facility Bank of America NA) (a)(b)	1,985,000	1,985,000
Series ROC II R 14021, 1.62% 11/7/18 (Liquidity Facility Citibank NA) (a)(b)	7,500,000	7,500,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, SIFMA Municipal Swap Index + 0.180% 1.78%, tender 1/2/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	6,420,000	6,420,000
Massachusetts Wtr. Resources Auth. Participating VRDN Series XM 02 87, 1.63% 11/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	300,000	300,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Participating VRDN:
Series Floaters XF 25 02, 1.62% 11/7/18 (Liquidity Facility Citibank NA) (a)(b)	4,050,000	4,050,000
Series Floaters XF 27 01, 1.62% 11/7/18 (Liquidity Facility Citibank NA) (a)(b)	2,800,000	2,800,000
Saugus Gen. Oblig. Participating VRDN Series Floaters XF 06 81, 1.63% 11/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	3,000,000	3,000,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Participating VRDN Series XL 0042, 1.63% 11/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,000,000	1,000,000
		421,652,000
Montana - 0.1%
Missoula Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.78% 12/12/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,365,000	1,365,000
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 1.7% 11/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	200,000	200,000
New Jersey - 0.0%
Union County Impt. Auth. Participating VRDN Series XF 10 19, 1.7% 11/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	400,000	400,000
Union County Impt. Auth. Rev. Participating VRDN Series XG 00 57, 1.7% 11/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	300,000	300,000
		700,000
Ohio - 0.2%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 1.74% 11/7/18 (Liquidity Facility Bank of America NA) (a)(b)	200,000	200,000
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 1.7% 11/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	1,000,000	1,000,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.78% 12/12/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	590,000	590,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.78% 12/12/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,000,000	1,000,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.8%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	275,000	275,000
		3,065,000
Oklahoma - 0.0%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN Series Floaters XG 02 10, 1.7% 11/7/18 (Liquidity Facility Bank of America NA) (a)(b)	200,000	200,000
Pennsylvania - 0.1%
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.77%, tender 3/1/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	700,000	700,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 0.002% x SIFMA Municipal Swap Index 1.8%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	500,000	500,000
		1,200,000
TOTAL TENDER OPTION BOND
(Cost $459,567,000)		459,567,000

Other Municipal Security - 21.0%
Georgia - 0.1%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.7%, tender 2/1/19 (Liquidity Facility Royal Bank of Canada) (a)(d)	595,000	595,000
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.7%, tender 2/1/19 (Liquidity Facility Royal Bank of Canada) (a)(d)	1,685,000	1,685,000
		2,280,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.82% tender 11/30/18, CP mode	1,000,000	1,000,000
Massachusetts - 20.7%
Billerica Gen. Oblig. BAN Series 2018:
3% 6/28/19	1,730,000	1,742,789
3% 9/27/19 (e)	1,700,000	1,712,240
Boston Gen. Oblig. Bonds:
Series 2017 A, 5% 4/1/19	1,000,000	1,013,461
Series 2018 A, 5% 5/1/19	10,360,000	10,527,202
Boston Wtr. & Swr. Commission Rev. Bonds Series A, 5% 5/1/19 (Pre-Refunded to 5/1/19 @ 100)	1,000,000	1,015,614
Bourne Gen. Oblig. BAN Series 2017, 2.25% 11/15/18	2,086,092	2,086,921
Brookline Gen. Oblig. BAN Series 2018, 2.5% 3/29/19	2,500,000	2,509,579
Chicopee Gen. Oblig. BAN Series 2018, 3% 8/22/19	3,700,000	3,729,889
Franklin Gen. Oblig. BAN Series 2018, 3% 5/17/19	2,000,000	2,012,394
Gloucester Gen. Oblig. BAN Series 2018 B, 3% 9/20/19	4,380,000	4,419,916
Hingham Gen. Oblig. BAN Series 2018, 4% 5/16/19	7,840,426	7,933,093
Massachusetts Bay Trans. Auth. Assessment Rev. Bonds Series 2012 A, 5% 7/1/19	6,300,000	6,427,263
Massachusetts Clean Wtr. Trust Bonds Series 2014, 5% 8/1/19	1,000,000	1,022,640
Massachusetts Dev. Fin. Agcy. Series 5, 1.82% 1/3/19, LOC TD Banknorth, NA, CP	1,960,000	1,960,000
Massachusetts Dev. Fin. Agcy. Rev. Bonds:
Series 2009, 5.5% 11/15/18 (Pre-Refunded to 11/15/18 @ 100)	25,265,000	25,301,056
Series A, 5.5% 11/15/18 (Pre-Refunded to 11/15/18 @ 100)	7,300,000	7,310,074
Massachusetts Gen. Oblig.:
Bonds Series 2009 A, 5% 3/1/19 (Pre-Refunded to 3/1/19 @ 100)	1,000,000	1,010,488
RAN Series 2018 B, 4% 5/23/19	13,200,000	13,351,450
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds:
Series 2010 J1, 5% 7/1/19 (Pre-Refunded to 7/1/19 @ 100)	2,400,000	2,448,727
Series H1:
1.7% tender 11/1/18, CP mode	3,000,000	3,000,000
1.71% tender 11/6/18, CP mode	10,800,000	10,800,000
1.73% tender 12/3/18, CP mode	9,800,000	9,800,000
1.73% tender 12/4/18, CP mode	5,500,000	5,500,000
1.73% tender 12/7/18, CP mode	4,300,000	4,300,000
Series H2:
1.7% tender 11/2/18, CP mode	6,300,000	6,300,000
1.75% tender 12/5/18, CP mode	7,500,000	7,500,000
1.77% tender 12/6/18, CP mode	8,290,000	8,290,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
Series 1992, 1.8% tender 11/8/18, CP mode	13,500,000	13,500,000
Series 2018, 1.8% tender 11/19/18, CP mode	1,300,000	1,300,000
Massachusetts Port Auth. Rev. Series 12A:
1.7% 12/6/18, LOC TD Banknorth, NA, CP	8,600,000	8,600,000
1.84% 2/12/19, LOC TD Banknorth, NA, CP	5,000,000	5,000,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 99:
1.73% 12/4/18, LOC State Street Bank & Trust Co., Boston, CP	14,300,000	14,300,000
1.74% 12/4/18, LOC State Street Bank & Trust Co., Boston, CP	14,800,000	14,800,000
Middleborough Gen. Oblig. BAN Series 2019, 3% 10/4/19	3,459,453	3,491,394
Millis Gen. Oblig. BAN:
Series 2017, 3% 12/21/18	3,700,000	3,707,588
Series 2018, 3% 11/1/19 (e)	2,442,000	2,465,150
Nantucket Gen. Oblig. BAN:
Series 2018 B, 2.5% 11/16/18	8,450,169	8,453,602
Series A, 2.5% 2/22/19 (e)	2,300,000	2,304,140
Series B, 3% 5/24/19 (e)	3,100,000	3,117,298
Natick Gen. Oblig. BAN Series 2018 A, 2.5% 12/7/18	2,960,000	2,962,447
North Reading Gen. Oblig. BAN Series 2018, 3% 6/14/19	8,118,932	8,177,889
Orleans Gen. Oblig. Anticipation Notes BAN Series 2018, 2.5% 2/8/19	2,538,561	2,545,755
Peabody Gen. Oblig. BAN Series 2018, 2.5% 3/22/19	1,900,000	1,906,933
Revere Gen. Oblig. Bonds Series 2009, 5.5% 4/1/19 (Pre-Refunded to 4/1/19 @ 100)	2,190,000	2,222,833
Salisbury Gen. Oblig. BAN Series 2018, 3% 9/13/19	2,200,000	2,219,977
Scituate Gen. Oblig. BAN Series 2018, 3% 2/1/19	4,839,000	4,857,749
Somerville Gen. Oblig. BAN Series 2018, 3% 6/7/19	9,400,000	9,461,931
Stow Gen. Oblig. BAN Series 2018, 3% 5/1/19	3,600,000	3,620,155
Topsfield Gen. Oblig. BAN Series 2018:
3% 3/8/19	2,100,000	2,110,214
3% 5/10/19	4,100,000	4,124,098
Waltham Gen. Oblig. BAN:
Series 2018, 3% 6/27/19	2,278,479	2,295,254
Series 2019, 3% 6/27/19	7,400,000	7,450,062
Westborough Gen. Oblig. BAN Series 2018, 3% 5/31/19	12,628,100	12,717,991
Westfield Gen. Oblig. BAN:
Series 2018 A, 3% 6/14/19	1,895,000	1,907,838
Series 2018, 3% 10/31/19	2,800,000	2,825,717
Weston Gen. Oblig. BAN Series 2018, 2.5% 2/1/19	3,300,000	3,306,803
Westport Gen. Oblig. BAN Series 2018, 3% 5/24/19	2,650,000	2,667,003
Weymouth Gen. Oblig. BAN Series 2018:
3% 3/14/19	6,400,000	6,435,144
3% 3/14/19	1,300,000	1,305,243
Winchester Gen. Oblig. BAN Series 2018, 2.75% 6/27/19	1,445,000	1,452,815
		320,637,819
Ohio - 0.1%
Lancaster Port Auth. Gas Rev. Bonds Series 2014, 0.007% x 1 month U.S. LIBOR 2.232%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(d)	1,000,000	1,000,292
TOTAL OTHER MUNICIPAL SECURITY
(Cost $324,918,111)		324,918,111
	Shares	Value

Investment Company - 5.7%
Fidelity Tax-Free Cash Central Fund, 1.62% (f)(g)
(Cost $88,846,528)	88,840,800	88,846,528
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $1,570,137,639)		1,570,137,639
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(17,868,061)
NET ASSETS - 100%		$1,552,269,578

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,345,000 or 0.9% of net assets.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.8%, tender 1/2/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$300,000
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.78% 12/12/18 (Liquidity Facility Barclays Bank PLC)	10/15/18	$1,600,000
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.75% 12/12/18 (Liquidity Facility Barclays Bank PLC)	10/5/17	$595,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, SIFMA Municipal Swap Index + 0.180% 1.78%, tender 1/2/19 (Liquidity Facility Royal Bank of Canada)	7/12/18 - 7/26/18	$6,420,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.78% 12/12/18 (Liquidity Facility Barclays Bank PLC)	9/14/17	$590,000
Missoula Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.78% 12/12/18 (Liquidity Facility Barclays Bank PLC)	1/25/18 - 3/2/18	$1,365,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.78% 12/12/18 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 8/6/18	$1,000,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.8%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$275,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.77%, tender 3/1/19 (Liquidity Facility Royal Bank of Canada)	2/2/18 - 8/3/18	$700,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 0.002% x SIFMA Municipal Swap Index 1.8%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada)	8/2/18	$500,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$1,410,840
Total	$1,410,840

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	December 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	December 27, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 27, 2018